1801 California St., Suite 5200 Denver, Colorado 80202

December 19, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Transamerica Funds (the “Registrant”)

(File Nos. 033-02659; 811-04556)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing, via the EDGAR system, Post-Effective Amendment No. 268 under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 269 under the Investment Company Act of 1940, as amended, to the Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act, for review and comment by the Staff of the U.S. Securities and Exchange Commission. Pursuant to Rule 485(a)(1), the Registrant has designated on the facing sheet to the Registration Statement that the Amendment become effective March 1, 2019. No fees are required in connection with this filing.

The purpose of the Amendment is to provide updated disclosure related to a sub-adviser and strategy change for each of Transamerica Inflation-Protected Securities, Transamerica Large Core, Transamerica Large Value Opportunities, Transamerica Global Real Estate Securities, Transamerica Small Cap Value, Transamerica Mid Cap Growth and Transamerica Government Money Market.

The Amendment is also to register Class R6 shares for Transamerica Global Real Estate Securities, as well as to register Class R3 shares for eleven existing series of the Registrant, Transamerica ClearTrack® 2015, Transamerica ClearTrack® 2020, Transamerica ClearTrack® 2025, Transamerica ClearTrack® 2030, Transamerica ClearTrack® 2035, Transamerica ClearTrack® 2040, Transamerica ClearTrack® 2045, Transamerica ClearTrack® 2050, Transamerica ClearTrack® 2055, Transamerica ClearTrack® 2060, and Transamerica ClearTrack® Retirement Income.

Please direct any comments or questions concerning this filing to the undersigned at 727-299-1311.

Very truly yours,

/s/ Cathleen M. Livingstone
Cathleen M. Livingstone
Manager, Registered Products and Distribution
Transamerica Asset Management, Inc.